Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Net loss	$ (4,671)	$ (3,019)	$ (4,400)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	100	120	127
Noncash operating lease expenses	176	170	175
Fair value changes in the guarantee liabilities	(19,378)	591	379
Gain on disposal of short-term investments	(3)
Prepayments and other current assets	(749)	(8)	(2)
Notes and accounts payable	(1)	1	(2)
Accrued liabilities – guarantee obligation	21,603		0
Accrued expenses	(159)	76	254
Accrued expenses due to related parties	134	92	42
Operating lease liabilities due to related parties	(130)	(124)	(128)
Other current liabilities	10	(1,542)	878
Other current liabilities due to related parties	27	20	17
Other non-current liabilities		(1)	59
Net cash used in operating activities	(3,041)	(3,624)	(2,601)
Cash flows from investing activities
Purchases of short-term investments	(16,870)
Proceeds from disposal of short-term investments	16,873
Proceeds from maturity of time deposits			95
Loan to a shareholder	(15,000)
Repayment from shareholder	1,490
Net cash provided by (used in) investing activities	(13,507)		95
Cash flows from financing activities
Payments of deferred offering costs	(114)	(213)	(445)
Proceeds from short-term bank loans	23,096	9,241	9,803
Repayment of short-term bank loans	(22,936)	(9,394)	(9,113)
Proceeds from issuance of ordinary shares	17,771
Proceeds of loan from related parties	1,376	2,427	2,026
Repayments of loan from related parties	(800)		(120)
Repayment of loan from third party	(700)
Repayments of long-term bank loans	(60)	(71)	(123)
Net cash provided by financing activities	17,633	1,990	2,028
Effects of exchange rate changes on cash and restricted cash	(8)	(7)	(54)
NET (DECREASE)INCREASE IN CASH AND RESTRICTED CASH	1,077	(1,641)	(532)
CASH AND RESTRICTED CASH AT BEGINNING OF THE YEAR	101	1,742	2,274
CASH AND RESTRICTED CASH AT END OF THE YEAR	1,178	101	1,742
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Income taxes paid
Interest paid	337	223	104
Reconciliation to amount on consolidated balance sheets
Cash	1,175	98	177
Restricted cash	3	3	1,565
TOTAL CASH AND RESTRICTED CASH	$ 1,178	$ 101	$ 1,742